OPERATING LEASES - (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING LEASES
Schedule of Future minimum lease payments under non-cancellable operating leases

	2017	2016
	$ million	$ million
Land and buildings:
Within one year	40	33
After one and within two years	35	27
After two and within three years	27	23
After three and within four years	23	16
After four and within five years	19	13
After five years	56	41
	200	153
Other assets:
Within one year	17	15
After one and within two years	11	11
After two and within three years	5	6
After three and within four years	1	2
	34	34